Other Liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Other Liabilities [Abstract]
Environmental remediation	[1]	$ 223	$ 226
Employee-related costs	[2]	108	32
Employee separation costs		23	0
Accrued litigation	[1]	58	52
Asset retirement obligations	[1]	41	43
Deferred revenue		11	13
Miscellaneous	[3]	89	98
Total		$ 553	$ 464

[1]	See Note 19 for further details on environmental remediation, asset retirement obligations and accrued litigation.
[2]	See Note 21 for further details on long-term employee benefits.
[3]	Miscellaneous primarily includes an accrued indemnification liability.